GENERAL	12 Months Ended
Dec. 31, 2013
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Business and organization:

Top Image Systems Ltd. and its subsidiaries (collectively the "Company" or "TIS") are engaged in the development and marketing of a variety of information recognition systems and technologies and automated document capture solutions for the efficient flow of information within and between organizations. The Company's software minimizes the need for manual data entry by automatically capturing, reading, understanding, identifying, processing, classifying and routing the information contained in documents, increasing data capture accuracy and the rate of information processing.

The Company operates in one reportable segment and its revenues are mainly derived from the sale of its products, professional services, maintenance and technical support.

As for information regarding the major customers of the Company see Note 11c.

The Company's shares are traded on The NASDAQ Stock Market LLC in the United States and on the Tel-Aviv Stock Exchange ("TASE").

b.	The Company's main marketing and sales activities are conducted through its wholly owned subsidiaries in the United States, the United Kingdom, Germany, Japan and Singapore.